Average Annual Total Returns - SelectPortfoliosFidelityAdvisorCommunicationServicesFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorCommunicationServicesFund-AMCIZPRO - Select Communication Services Portfolio
	Apr. 29, 2023
Fidelity Advisor Communication Services Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(38.29%)
Since Inception	4.39%	[1]
Fidelity Advisor Communication Services Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(38.20%)
Since Inception	4.52%	[2]
Fidelity Advisor Communication Services Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(42.00%)
Since Inception	2.58%	[3]
Fidelity Advisor Communication Services Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(42.00%)
Since Inception	(0.38%)	[3]
Fidelity Advisor Communication Services Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(24.87%)
Since Inception	1.89%	[3]
Fidelity Advisor Communication Services Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(40.77%)
Since Inception	2.91%	[4]
Fidelity Advisor Communication Services Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(39.53%)
Since Inception	3.31%	[5]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	10.31%
F1522
Average Annual Return:
Past 1 year	(38.74%)
Since Inception	1.36%

[1]	D From November 30, 2018
[2]	E From November 30, 2018
[3]	A From November 30, 2018
[4]	B From November 30, 2018
[5]	C From November 30, 2018